Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 1.1%
HEICO Corp.	75,007	$ 26,729,495
		$ 26,729,495
Banks — 3.2%
JPMorgan Chase & Co.(1)	230,785	$ 81,187,855
		$ 81,187,855
Beverages — 2.7%
Coca-Cola Co.(1)	761,796	$ 66,725,712
		$ 66,725,712
Biotechnology — 2.6%
AbbVie, Inc.(1)	204,892	$ 51,415,598
Argenx SE ADR(2)	16,506	14,093,153
		$ 65,508,751
Broadline Retail — 5.5%
Amazon.com, Inc.(1)(2)	508,565	$ 138,116,083
		$ 138,116,083
Building Products — 1.7%
Carrier Global Corp.	368,056	$ 22,749,541
Modine Manufacturing Co.(2)	92,844	18,667,215
		$ 41,416,756
Capital Markets — 3.3%
Evercore, Inc., Class A	44,332	$ 14,211,066
Intercontinental Exchange, Inc.(1)	154,287	23,525,682
LPL Financial Holdings, Inc.	54,828	19,392,664
Tradeweb Markets, Inc., Class A(1)	250,459	25,171,129
		$ 82,300,541
Chemicals — 1.5%
Linde PLC(1)	78,038	$ 37,331,818
		$ 37,331,818
Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	81,738	$ 13,681,306
		$ 13,681,306
Security	Shares	Value
Communications Equipment — 1.0%
Arista Networks, Inc.(2)	138,701	$ 25,014,725
		$ 25,014,725
Construction & Engineering — 0.5%
Primoris Services Corp.	146,388	$ 12,356,611
		$ 12,356,611
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.(1)	179,644	$ 19,976,413
		$ 19,976,413
Electric Utilities — 0.9%
Entergy Corp.	134,797	$ 14,506,853
IDACORP, Inc.	52,156	7,453,614
		$ 21,960,467
Electrical Equipment — 4.1%
AMETEK, Inc.(1)	120,557	$ 29,139,833
Eaton Corp. PLC(1)	105,272	43,708,934
Siemens Energy AG	173,660	29,668,590
		$ 102,517,357
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	146,138	$ 23,484,377
		$ 23,484,377
Entertainment — 2.5%
Liberty Media Corp.-Liberty Formula One, Class C(1)(2)	143,133	$ 14,045,641
Live Nation Entertainment, Inc.(2)	146,287	25,472,955
Netflix, Inc.(1)(2)	317,897	22,796,394
		$ 62,314,990
Financial Services — 3.3%
Rocket Cos., Inc., Class A(1)(2)	1,016,645	$ 13,114,720
Visa, Inc., Class A(1)	189,244	69,287,906
		$ 82,402,626
Health Care Providers & Services — 2.5%
Quest Diagnostics, Inc.	77,564	$ 18,073,188
UnitedHealth Group, Inc.(1)	109,048	45,189,491
		$ 63,262,679
Hotels, Restaurants & Leisure — 2.5%
Domino's Pizza, Inc.	86,464	$ 30,041,052

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	85,391	$ 31,836,327
		$ 61,877,379
Interactive Media & Services — 9.4%
Alphabet, Inc., Class C(1)	494,331	$ 176,303,151
Meta Platforms, Inc., Class A(1)	106,233	59,140,974
		$ 235,444,125
Machinery — 0.8%
Parker-Hannifin Corp.	19,592	$ 19,132,176
		$ 19,132,176
Oil, Gas & Consumable Fuels — 3.8%
ConocoPhillips(1)	381,025	$ 45,905,892
EQT Corp.	253,476	13,507,736
Valero Energy Corp.	116,607	36,486,330
		$ 95,899,958
Pharmaceuticals — 4.2%
Eli Lilly & Co.(1)	58,083	$ 66,728,074
Johnson & Johnson(1)	155,356	39,825,510
		$ 106,553,584
Real Estate Management & Development — 0.5%
FirstService Corp.	90,813	$ 12,794,644
		$ 12,794,644
Semiconductors & Semiconductor Equipment — 19.7%
Advanced Micro Devices, Inc.(2)	73,467	$ 34,981,312
Analog Devices, Inc.(1)	87,102	32,002,146
Broadcom, Inc.(1)	267,155	103,998,098
Cerebras Systems, Inc., Class A(2)	43,612	8,666,140
Lam Research Corp.(1)	137,962	40,425,625
Micron Technology, Inc.(1)	48,588	39,989,382
NVIDIA Corp.(1)	1,161,829	233,237,172
		$ 493,299,875
Software — 8.4%
Microsoft Corp.(1)	334,617	$ 155,503,212
Palo Alto Networks, Inc.(2)	117,043	38,838,379
Synopsys, Inc.(2)	40,123	15,598,217
		$ 209,939,808
Security	Shares	Value
Specialized REITs — 1.0%
Iron Mountain, Inc.	207,801	$ 25,418,218
		$ 25,418,218
Specialty Retail — 2.6%
Burlington Stores, Inc.(2)	86,922	$ 32,029,019
TJX Cos., Inc.(1)	208,172	32,753,782
		$ 64,782,801
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc.(1)	573,668	$ 177,211,782
Seagate Technology Holdings PLC	40,059	34,295,712
		$ 211,507,494
Total Common Stocks (identified cost $1,253,690,093)		$2,502,938,624

Short-Term Investments — 0.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(3)	10,216,521	$ 10,216,521
Total Short-Term Investments (identified cost $10,216,521)		$ 10,216,521
Total Investments — 100.3% (identified cost $1,263,906,614)		$2,513,155,145
Total Written Call Options — (0.2)% (premiums received $10,712,841)		$ (6,119,417)
Other Assets, Less Liabilities — (0.1)%		$ (929,299)
Net Assets — 100.0%		$2,506,106,429

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	132	$98,864,304	$7,625	8/3/26	$ (924)
S&P 500 Index	132	98,864,304	7,570	8/5/26	(67,320)
S&P 500 Index	132	98,864,304	7,650	8/7/26	(15,444)
S&P 500 Index	132	98,864,304	7,640	8/10/26	(43,032)
S&P 500 Index	132	98,864,304	7,675	8/12/26	(60,588)
S&P 500 Index	133	99,613,276	7,550	8/14/26	(591,318)
S&P 500 Index	131	98,115,332	7,600	8/17/26	(351,735)
S&P 500 Index	132	98,864,304	7,600	8/19/26	(466,752)
S&P 500 Index	132	98,864,304	7,520	8/21/26	(1,123,056)
S&P 500 Index	131	98,115,332	7,540	8/24/26	(1,016,560)
S&P 500 Index	132	98,864,304	7,530	8/26/26	(1,218,360)
S&P 500 Index	131	98,115,332	7,550	8/28/26	(1,164,328)
Total					$(6,119,417)

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $10,216,521, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,954,764	$304,775,285	$(298,513,528)	$ —	$ —	$10,216,521	$619,115	10,216,521

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Diversified Equity Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$297,759,115	$ —	$ —	$297,759,115
Consumer Discretionary	264,776,263	—	—	264,776,263
Consumer Staples	86,702,125	—	—	86,702,125
Energy	95,899,958	—	—	95,899,958
Financials	245,891,022	—	—	245,891,022
Health Care	235,325,014	—	—	235,325,014
Industrials	186,165,111	29,668,590	—	215,833,701
Information Technology	963,246,279	—	—	963,246,279
Materials	37,331,818	—	—	37,331,818
Real Estate	38,212,862	—	—	38,212,862
Utilities	21,960,467	—	—	21,960,467
Total Common Stocks	$2,473,270,034	$29,668,590 *	$ —	$2,502,938,624
Short-Term Investments	$10,216,521	$ —	$ —	$10,216,521
Total Investments	$2,483,486,555	$29,668,590	$ —	$2,513,155,145
Liability Description
Written Call Options	$(6,119,417)	$ —	$ —	$(6,119,417)
Total	$(6,119,417)	$ —	$ —	$(6,119,417)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.